SUPPLEMENT
                              DATED MARCH 10, 2003
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund

================================================================================


           ALL FUNDS

           REORGANIZATION

           Effective March 1, 2003, WPG's corporate parent, Robeco, has renamed its U.S. investment advisory and broker-dealer operations, previously known as Weiss, Peck & Greer, L.L.C., to Robeco USA, L.L.C., a Delaware limited liability company ("Robeco USA"). The reorganization follows the recent acquisitions by Robeco of two other U.S. investment management firms, Sage Capital Management ("Sage") and a majority interest in Boston Partners Asset Management ("BPAM"). As a result of the reorganization, the investment advisory and broker-dealer operations of WPG have been separated into divisions of Robeco USA. The investment advisory services will be conducted under the name Weiss, Peck & Greer Investments, and the broker-dealer services will be conducted under the name Robeco USA Brokerage Services. Certain corporate infrastructure and support functions have moved to Robeco USA, Inc., the direct parent of Robeco USA, Sage and BPAM. The ultimate indirect ownership of WPG by Robeco remains unchanged, and the reorganization will not affect the investment management process or result in any personnel changes.

           Accordingly, upon the effectiveness of the reorganization, the combined Statement of Additional Information, dated May 1, 2002, for the above referenced funds (the "SAI") is hereby revised so that all references to "Weiss, Peck & Greer, L.L.C.", "WPG" or "the adviser" shall mean Robeco USA, through its division Weiss, Peck & Greer Investments.

           PORTFOLIO BROKERAGE

           On page 61 of the SAI, in the second paragraph under the section captioned "Portfolio Brokerage," the first two sentences of that paragraph are deleted and replaced with the following:

           Transactions in securities on a securities exchange are generally effected as agency transactions with brokers (including WPG) who receive compensation for their services. U.S. Government and debt securities are traded primarily in the over-the-counter market. Certain equity securities also may be traded in the over-the-counter market. Transactions in the over-the-counter market are generally effected as principal transactions with dealers. However, transactions in the over-the-counter market may also be effected as agency transactions, such as through an electronic communications network ("ECN") or an alternative trading system ("ATS"). The costs of transactions in securities in the over-the-counter market, whether effected through dealers, ECNs, ATSs or otherwise, may include dealer spreads, brokerage commissions, commission equivalent charges or a combination thereof.

           WPG GOVERNMENT MONEY MARKET FUND

           Sean Simko has been appointed as a co-portfolio manager of the WPG Government Money Market Fund. Mr. Simko replaces the fund's former co-portfolio manager, Daniel S. Vandivort. The SAI is hereby revised as follows:

           On page 39 of the SAI, the following is added:

------------------------------------------------------ ---------------------------------------------------------------------
Name, Address and Date of Birth                        Principal Occupation(s) During Past Five Years

------------------------------------------------------ ---------------------------------------------------------------------
Sean Simko*                                            Vice president of WPG.  Joined WPG in 2002.  From 1999 to 2002,
One New York Plaza                                     Portfolio Manager and Money Market Account Manager at SEI
New York, New York 10004                               Investments. Prior thereto, performed various trading roles at The
                                                       Vanguard Group.
04/23/70

------------------------------------------------------ ---------------------------------------------------------------------

* Deemed to be an "interested person" of the funds.


           WPG QUANTITATIVE EQUITY FUND

           George H. Boyd, III and E. K. Easton Ragsdale have been appointed as co-portfolio managers of the WPG Quantitative Equity Fund. Messrs. Boyd and Ragsdale replace the fund's former co-portfolio managers, David E. Byrket and Frederick W. Herrmann. The combined Statement of Additional Information, dated May 1, 2002, for the above referenced funds (the "SAI") is hereby revised as follows:

           1. On page 32 of the SAI in the second full paragraph, the references to David E. Byrket and Frederick W. Herrmann are deleted.

           2. On page 39 of the SAI, the descriptions of David E. Byrket and Frederick W. Herrmann are deleted and replaced with the following:

-------------------------------------------- ---------------------------------------------------------------------
Name, Address and Date of Birth              Principal Occupation(s) During Past Five Years

-------------------------------------------- ---------------------------------------------------------------------
George H. Boyd, III*                         Senior Managing Director and Head of the Equity Investment, WPG
One New York Plaza                           (since 2001).  Prior thereto, Chief Institutional Portfolio
New York, New York 10004                     Manager, Brown Brothers Harriman.

01/01/46

-------------------------------------------- ---------------------------------------------------------------------

E. K. Easton Ragsdale*                      Portfolio Manager, WPG (since 2003).
One New York Plaza                          Prior thereto, Managing  Director
New York, New York 10004                    and Associate Head of Equity, State Street
                                            Research & Management Co.
10/16/51
------------------------------------------------------ ---------------------------------------------------------------------

* Deemed to be "interested persons" of the funds.